CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Revenues	$ 73,151	$ 73,185	$ 223,115	$ 232,701	$ 316,126	$ 338,227
Costs and Expenses:
Cost of goods sold	10,677	12,866	31,263	39,387	54,647	51,899
Total costs and expenses	18,362	19,407	57,245	57,828	348,516	348,900
Selling expense	14,609	14,251	44,839	47,673	62,538	66,083
General and administrative expense	11,033	10,916	33,430	32,037	43,081	39,111
Corporate overhead	11,595	12,876	38,145	39,868	53,281	51,964
Depreciation and amortization	2,647	2,737	8,120	8,853	11,736	13,183
Total costs and expenses	79,592	83,201	245,678	259,481
Other gains (losses), net	(129)	702	(3,558)	(4,503)
Operating loss	(6,570)	(9,314)	(26,121)	(31,283)	(43,894)	(57,434)
Interest expense	(12,765)	(7,638)	(35,282)	(22,858)	(30,602)	(27,345)
Loss on debt extinguishment			(8,478)
Loss on impairment of goodwill	(24,862)		(24,862)			(45,574)
Loss from operations before income taxes	(44,197)	(16,952)	(94,743)	(54,141)	(74,496)	(84,779)
Income tax benefit (expense)	1,545	(273)	(4,841)	1,976	1,797	9,621
Net loss	(42,652)	(17,225)	(99,584)	(52,165)	(72,699)	(75,158)
General partner’s interest in net loss for the period	(426)	(179)	(1,018)	(543)	757	782
Limited partners’ interest	$ (42,226)	$ (17,046)	$ (98,566)	$ (51,622)	$ (71,942)	$ (74,376)
Net loss per limited partner unit (basic and diluted)	$ (1.09)	$ (0.45)	$ (2.56)	$ (1.36)	$ (1.90)	$ (1.96)
Weighted average number of limited partners’ units outstanding (basic and diluted)	38,916	37,959	38,438	37,959	37,959	37,948
Gain on acquisitions and divestitures					$ 691	$ 858
Other losses, net					(12,195)	(2,045)
Cemetery
Revenues:
Revenues	$ 60,750	$ 61,405	$ 184,288	$ 191,328	261,935	276,696
Costs and Expenses:
Total costs and expenses					78,708	76,857
Depreciation and amortization	1,853	1,858	5,735	6,043	8,037	8,909
Operating costs and expenses	54,681	57,440	166,777	176,925	238,974	233,950
Cemetery | Interments
Revenues:
Revenues	15,605	17,716	52,544	58,130	76,902	75,077
Cemetery | Merchandise
Revenues:
Revenues	18,014	18,023	51,870	51,766	75,412	75,602
Cemetery | Services
Revenues:
Revenues	17,068	16,419	50,400	50,647	67,278	70,704
Cemetery | Investment and other
Revenues:
Revenues	10,063	9,247	29,474	30,785	42,343	55,313
Funeral Home
Revenues:
Revenues	12,401	11,780	38,827	41,373	54,191	61,531
Costs and Expenses:
Depreciation and amortization	602	652	1,788	2,066	2,744	3,080
Operating costs and expenses	10,669	10,148	32,636	33,835	44,525	49,803
Loss on impairment of goodwill						(45,574)
Funeral Home | Merchandise
Revenues:
Revenues	5,572	5,581	17,920	19,532	25,652	27,767
Costs and Expenses:
Total costs and expenses					6,579	7,131
Operating costs and expenses	1,896	1,341	5,227	4,927
Funeral Home | Services
Revenues:
Revenues	6,829	6,199	20,907	21,841	28,539	33,764
Costs and Expenses:
Total costs and expenses					22,159	22,929
Operating costs and expenses	5,351	5,493	16,363	16,593
Funeral Home | Investment and other
Costs and Expenses:
Total costs and expenses					$ 15,787	$ 19,743
Operating costs and expenses	$ 3,422	$ 3,314	$ 11,046	$ 12,315